Employee Benefit Plans (Schedule of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefit Plans [Abstract]
Outstanding at beginning of year, Shares	142,524	109,816	83,930
Granted, Shares		35,800	33,525
Exercised, Shares		(3,092)
Forfeited, Shares	(3,369)		(7,639)
Outstanding at end of year, Shares	139,155	142,524	109,816
Options exercisable at year-end, Shares	97,584	70,920	51,396
Outstanding at beginning of year, Weighted average exercise price	$ 18.07	$ 18.13	$ 18.50
Granted, Weighted average exercise price		17.80	17.72
Exercised, Weighted average exercise price		17.22
Forfeited, Weighted average exercise price	22.36		20.44
Outstanding at end of year, Weighted average exercise price	$ 17.97	18.07	18.13
Weighted-average fair value of options granted during the year		$ 1.90	$ 1.96
Intrinsic value of options exercised during the year		$ 866.00
Intrinsic value of options outstanding and exercisable at December 31, 2016	$ 20,017